Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 452,501,808.8
Previously Paid Amount	0.00
Total Fee Amount	62,490.50
Total Offset Amount	0.00
Net Fee	$ 62,490.50